LEASE - Build-to-suit lease (Details) ¥ in Thousands	2 Months Ended
	Aug. 31, 2018 CNY (¥) lease	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Build-to-suit leases
Finance lease liabilities		¥ 5,958,108	¥ 4,663,508
Operating lease liabilities		1,215,197	¥ 765,137
Shanghai 12 Lease and Shanghai 13 Lease, Build-to-suit
Build-to-suit leases
Rent paid	¥ 0
Number of leases agreements under third-party developer-lessor | lease	2
Finance lease liabilities		287,233
Operating lease liabilities		¥ 62,205
Shanghai 12 Lease, Build-to-suit
Build-to-suit leases
Lease terms	15 years 8 months 12 days
Shanghai 13 Lease, Build-to-suit
Build-to-suit leases
Lease terms	20 years